Intangible assets (Details) - USD ($)		3 Months Ended	9 Months Ended
	Dec. 06, 2024	Sep. 30, 2025	Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets business allocated purchase price	$ 155,000
Assets estimated life	4 years
Amortization expense		$ 9,688	$ 26,351